USAA SMALL CAP STOCK FUND
Fund Shares and Institutional Shares
SUPPLEMENT DATED SEPTEMBER 2, 2016
TO THE FUND'S PROSPECTUS
DATED DECEMBER 1, 2015
This Supplement updates certain information contained in the above-dated prospectus for the USAA Small Cap Stock Fund (the Fund). Please review this important information carefully.
Effective as of the date of the prospectus, Maria Mendelsberg is no longer managing a portion of the Fund subadvised by Cambiar; and therefore, all references to Ms. Mendelsberg in the Fund’s prospectus are hereby deleted.
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.
98573-0916